Segmented information (Tables)	12 Months Ended
Dec. 31, 2023
Segment Reporting [Abstract]
Schedule of Revenue By Geographical Region

The Company had the following revenue by geographical region.

	2023	2022	2021
Ad tech advertising revenue
Western Europe	$5,163,712	$5,675,383	$3,927,191
Central, Eastern and Southern Europe	488,973	297,862	193,085
North America	5,769,464	7,096,255	7,653,038
Other	457,276	1,356,418	421,204

Total ad tech advertising revenue	$11,879,425	$14,425,918	$12,194,518

Programmatic advertising revenue
North America	$1,223,392	$361,394	$58,507

Total Programmatic advertising revenue	$1,223,392	$361,394	$58,507

Content revenue
Western Europe	$73,085	$76,572	$84,884
Central, Eastern and Southern Europe	41	381	1,517
North America	8,651	37,766	47,390
Other	142,230	195,025	97,823

Total content revenue	$224,007	$309,744	$231,614

Total revenue
Western Europe	$5,236,797	$5,751,955	$4,012,075
Central, Eastern and Southern Europe	489,014	298,243	194,602
North America	7,001,507	7,495,415	7,758,935
Other	599,506	1,551,443	519,027
Total revenue	$13,326,824	$15,097,056	$12,484,639

Schedule of Equipment By Location	The Company’s equipment is located as follows:
Net Book Value	2023	2022

Anguilla	$-	$60
Canada	18,730	20,143
Israel	7,439	9,279
United Kingdom	3,065	4,040
Total equipment	$29,234	$33,522